LONG-TERM BORROWINGS - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LONG-TERM BORROWINGS
Long-term borrowings - current portion	¥ 721	$ 102	¥ 79,148
Long-term borrowings - non-current			381
Chengdu Gongtou Plan
LONG-TERM BORROWINGS
Long-term borrowings - current portion	¥ 721	$ 102	25,137
Long-term borrowings - non-current			381
Houfu
LONG-TERM BORROWINGS
Long-term borrowings - current portion			¥ 54,011